                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-05476

                          LORD ABBETT GLOBAL FUND, INC.
               (Exact name of Registrant as specified in charter)

                  90 Hudson Street, Jersey City, NJ         07302
              (Address of principal executive offices)   (zip code)

           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2006

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ITEM 1:   REPORT TO SHAREHOLDERS.

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[LORD ABBETT LOGO]

2006 SEMIANNUAL REPORT

LORD ABBETT
GLOBAL EQUITY FUND
GLOBAL INCOME FUND

FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2006

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LORD ABBETT GLOBAL FUND
SEMIANNUAL REPORT
FOR THE SIX MONTH PERIOD ENDED JUNE 30, 2006

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Lord Abbett Global Equity Fund's and Lord Abbett Global Income Fund's performance for the six month period ended June 30, 2006. On this and the following pages, we discuss the major factors that influenced performance. For detailed and more timely information about the Funds, please visit our Website at www.LordAbbett.com, where you also can access the quarterly commentaries of the Funds' portfolio managers.

     General information about Lord Abbett mutual funds, as well as in-depth discussion of market trends and investment strategies, is also provided in LORD ABBETT INSIGHTS, a newsletter accompanying your quarterly account statements. We also encourage you to call Lord Abbett at 800-821-5129 and speak to one of our professionals if you would like more information.

     Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,


/s/ Robert S. Dow
-------------------------------------
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The global economic upswing continued through first half 2006. Despite a decline in international equity markets in the past two months of the period, when developed and emerging markets retreated from their multiyear highs, foreign equity markets posted strong returns for the six month period ended June 30, 2006.

     In May and June, international markets were challenged by shrinking liquidity. Both the U.S. Federal Reserve Board (the Fed) and international central banks raised interest rates. The result was a shift in focus for investors away from corporate fundamentals and toward macroeconomic indicators, such as inflation and consumer spending. In general, rising rates had a chilling effect on non-U.S. stocks and touched off profit-taking among concerned investors.

     Meanwhile, the economies of the major emerging markets, including Brazil, China, India, and Russia, continued to grow at a fast clip. Debt management saw results: emerging economies' ratios of sovereign debt to gross domestic product fell. As these economies continue to develop, more and more bonds are being issued by companies rather than by governments. In May, for example, emerging market governments issued no foreign currency sovereign debt, while companies in these economies raised $8 billion.

     Despite these positive fundamentals, yields on emerging market debt rose


                                                                               1

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sharply in May and June, reflecting investors' concerns that such economic growth would be hurt by rising interest rates. The pace of net inflows into emerging market bond funds declined in June. Heavily overbought commodity and emerging market assets were re-priced. Emerging market equities saw the largest relative declines, as investors worried that slower global growth would lessen import demand from many developed economies. Evidence suggests that as the sell-off continued, many investors shifted their investment portfolios toward high quality fixed income, including U.S. Treasuries.

     PERFORMANCE DATA QUOTED IN THE FOLLOWING PAGES REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129 OR REFERRING TO OUR WEBSITE AT www.LordAbbett.com.

LORD ABBETT GLOBAL EQUITY FUND

Q: HOW DID THE GLOBAL EQUITY FUND PERFORM OVER THE SIX MONTH PERIOD ENDED JUNE 2006?

A: The Fund returned 4.6%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the MSCI World Index ("Gross Dividend"),1 which returned 6.4% over the same period. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 5.75% SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: 8.99%, 5 YEARS: 2.98%, AND 10 YEARS: 3.17%.

     During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The healthcare sector was the greatest detractor to the Fund's performance relative to its benchmark in the period. Among the individual holdings detracting from performance were: St. Jude Medical, Inc., a maker of medical devices for the worldwide cardiovascular market; Medtronic, Inc., a provider of device-based medical therapies; health insurer UnitedHealth Group Inc.; and drug manufacturer Teva Pharmaceutical Industries Ltd.

     The second largest detractor to relative performance was the materials sector. Within that sector, chemical manufacturer Wacker Chemie AG disappointed. The financial sector also took away from relative performance. Individual holdings Aiful Corp., a consumer financing firm, and TMB Bank Plc. of Thailand both detracted from performance.


2

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     Additional holdings offering disappointing performance in the period included: MTN Group Ltd., an operator of a GSM cellular telephone network in South Africa, and the Fund's largest individual detractor; Mobile TeleSystems, a provider of mobile telephone services in Russia; and Sinolink Worldwide Holdings Ltd., a China-based energy conglomerate.

     The strongest contributor to the Fund's performance relative to its benchmark was the energy sector. Within that sector, Schlumberger Ltd., an oil services company, was the Fund's second largest individual contributor. Petroleum Geo-Services ASA, an oilfield service company, and Baker Hughes Inc., a provider of equipment and services used to drill oil and natural gas wells, also added to performance.

     An underweight position in the information technology sector contributed to performance in the period. Stock selection within that sector, especially of CSR Plc, a maker of single-chip Bluetooth radio devices, added to performance.

     The consumer staples sector also contributed to relative performance. The strongest performing individual holding within that sector was Cassino Guichard-Perrachon SA, a French operator of hypermarkets, supermarkets, and convenience stores.

     Additional holdings contributing to performance included: Millicom International Cellular S.A., an operator of cellular telephone systems worldwide, and the Fund's largest individual contributor; Investcom LLC, a provider of mobile telecommunications services in Africa, the Middle East, and Europe; BNP Paribas, one of the largest banks in France and the portfolio's largest holding at period end; Irish Life and Permanent plc, a retail financial services group; and Comcast Corp., a provider of cable, entertainment, and communications products and services.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

LORD ABBETT GLOBAL INCOME FUND

Q: HOW DID THE GLOBAL INCOME FUND PERFORM OVER THE SIX MONTH PERIOD ENDED JUNE 30, 2006?

A: The Fund returned 1.4%, reflecting performance at the net asset value (NAV) of Class A shares with all distributions reinvested, compared with its benchmark, the Lehman Brothers Global Aggregate Bond Index,2 which returned 2.3% over the same period. AVERAGE ANNUAL TOTAL RETURNS, WHICH REFLECT PERFORMANCE AT THE MAXIMUM 4.75% SALES CHARGE APPLICABLE TO CLASS A SHARE INVESTMENTS AND INCLUDE THE REINVESTMENT OF ALL DISTRIBUTIONS, ARE: 1 YEAR: -5.65%, 5 YEARS:
5.91%, AND 10 YEARS: 3.91%.

     During certain periods shown, expense reimbursements were in place. Without such expense reimbursements, the Fund's returns would have been lower.

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Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: Detracting from the Fund's performance relative to its benchmark were portfolio positions in emerging market currencies and local currency debt, as currencies in many developing nations depreciated against the U.S. dollar and yields on local currency debt rose. Taking away from performance were currency and local debt holdings of Poland and Brazil. Turkish currency positions also detracted from performance in the period. Further detracting from relative performance was an overweight in mortgage-backed pass-through securities.

     Contributing to performance was an underweight in investment-grade corporate bonds. Although for the six month period as a whole participation in emerging markets detracted from performance, the Fund took some profits in March, April, and May by selling U.S. dollar-denominated debt of Venezuela, the Philippines, and Indonesia.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

NOTE: Class A shares purchased with a front-end sales charge have no contingent deferred sales charge (CDSC). However, certain purchases of Class A shares made without a front-end sales charge may be subject to a CDSC. Please see section "Your Investment-Purchases" in the prospectus for more information on redemptions that may be subject to a CDSC.

A PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT A FUND, INCLUDING ITS INVESTMENT OBJECTIVES, RISKS, CHARGES, AND ONGOING EXPENSES, WHICH AN INVESTOR SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT OUR WEBSITE AT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The MSCI World Index ("Gross Dividend") is an unmanaged capitalization index representing the industry composition and a sampling of small, medium, and large capitalization companies from the aforementioned global markets. It is a Morgan Stanley International Index that includes stocks traded on 21 exchanges in Europe, Australasia, and the Far East.

(2) The Lehman Brothers Global Aggregate Bond Index is a broad-based measure of the global investment-grade, fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The index also includes eurodollar and euro/yen corporate bonds, Canadian government securities, and U.S. dollar investment-grade 144A securities.

Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Funds' management and the portfolio holdings described in this report are as of June 30, 2006; these views and portfolio holdings may have changed subsequent to this date, and they do not guarantee the future performance of the markets or the Funds. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed

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discussion of the risks associated with the Funds, please see the Funds'
prospectuses.

PERFORMANCE: BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Funds offer additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Funds' prospectuses.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

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EXPENSE EXAMPLE

     As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2006 through June 30, 2006).

ACTUAL EXPENSES

     For each class of the Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period 1/1/06 - 6/30/06" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     For each class of the Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5.0% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5.0% hypothetical example with the 5.0% hypothetical examples that appear in the shareholder reports of the other funds.


6

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GLOBAL EQUITY FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING     ENDING      EXPENSES
                                            ACCOUNT     ACCOUNT    PAID DURING
                                             VALUE       VALUE       PERIOD+
                                           ---------   ---------   -----------
                                                                     1/1/06 -
                                             1/1/06     6/30/06      6/30/06
                                           ---------   ---------   -----------
CLASS A
Actual                                     $1,000.00   $1,045.80      $ 8.12
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,016.87      $ 8.00
CLASS B
Actual                                     $1,000.00   $1,042.10      $11.39
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,013.64      $11.23
CLASS C
Actual                                     $1,000.00   $1,042.00      $11.39
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,013.65      $11.23
CLASS Y
Actual                                     $1,000.00   $1,047.30      $ 6.35
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,018.60      $ 6.26

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.60% for Class A, 2.25% for Classes B and C, and 1.25% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR

JUNE 30, 2006

SECTOR*                                                                      %**
Consumer Discretionary                                                     8.42%
Consumer Staples                                                          14.93%
Energy                                                                     6.54%
Financials                                                                21.26%
Health Care                                                               15.76%
Industrials                                                               13.65%
Information Technology                                                     5.17%
Materials                                                                  3.83%
Short-Term Investment                                                      2.61%
Telecommunication Services                                                 5.05%
Utilities                                                                  2.78%
Total                                                                    100.00%

*    A sector may comprise several industries.

**   Represents percent of total investments.

GLOBAL INCOME FUND
--------------------------------------------------------------------------------

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           BEGINNING     ENDING      EXPENSES
                                            ACCOUNT     ACCOUNT    PAID DURING
                                             VALUE       VALUE       PERIOD+
                                           ---------   ---------   -----------
                                                                     1/1/06 -
                                             1/1/06     6/30/06      6/30/06
                                           ---------   ---------   -----------
CLASS A
Actual                                     $1,000.00   $1,013.60      $6.49
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,018.35      $6.51
CLASS B
Actual                                     $1,000.00   $1,011.60      $9.73
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,015.13      $9.74
CLASS C
Actual                                     $1,000.00   $1,011.60      $9.73
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,015.12      $9.74
CLASS P
Actual                                     $1,000.00   $1,013.30      $6.34
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,018.50      $6.36
CLASS Y
Actual                                     $1,000.00   $1,016.90      $4.75
Hypothetical (5% Return Before Expenses)   $1,000.00   $1,020.10      $4.76

+ For each class of the Fund, expenses are equal to the annualized expense ratio for such class (1.30% for Class A, 1.95% for Classes B and C, 1.27% for Class P and 0.95% for Class Y) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS PRESENTED BY SECTOR

JUNE 30, 2006

SECTOR*                                                                     %**
Agency                                                                    25.50%
Banking                                                                    6.50%
Basic Industry                                                             0.03%
Consumer Cyclical                                                          0.07%
Consumer Non-Cyclical                                                      0.24%
Energy                                                                     0.26%
Finance & Investment                                                       8.66%
Foreign Sovereign                                                         39.12%
Government Guaranteed                                                      4.19%
Media                                                                      0.30%
Mortgage-Backed                                                           12.83%
Services Non-Cyclical                                                      0.16%
Short-Term Investment                                                      0.02%
Supranational                                                              0.93%
Technology & Electronics                                                   0.04%
Telecommunications                                                         0.57%
Utility                                                                    0.58%
Total                                                                    100.00%

*    A sector may comprise several industries.

**   Represents percent of total investments.

SCHEDULE OF INVESTMENTS (UNAUDITED)
GLOBAL EQUITY FUND JUNE 30, 2006

                                                                          U.S. $
                                                                           VALUE
INVESTMENTS                                                      SHARES    (000)
--------------------------------------------------------------------------------
COMMON STOCK 96.34%

AUSTRALIA 1.04%
COCA-COLA AMATIL LTD.                                           120,948   $  637
DOWNER EDI LTD.                                                  63,084      349
                                                                          ------
TOTAL                                                                        986
                                                                          ------
AUSTRIA 1.17%
ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG                   11,043      621
TELEKOM AUSTRIA AG                                               21,671      483
                                                                          ------
TOTAL                                                                      1,104
                                                                          ------
BELGIUM 0.49%
INBEV N.V./S.A.                                                   9,481      465
                                                                          ------
BERMUDA 0.24%
XL CAPITAL LTD. CLASS A                                           3,700      227
                                                                          ------
CANADA 1.52%
ADDAX PETROLEUM CORP.*                                           10,600      283
BARRICK GOLD CORP.                                               18,806      557
NEXEN, INC.                                                       2,500      141
OPTI CANADA, INC.*                                               17,500      358
POTASH CORP. OF SASKATCHEWAN, INC.                                1,124       97
                                                                          ------
TOTAL                                                                      1,436
                                                                          ------
CAYMAN ISLANDS 0.14%
GLOBALSANTAFE CORP.                                               2,300      133
                                                                          ------
FRANCE 6.63%
ALSTOM*                                                           4,530      414
AXA                                                              20,250      665
BNP PARIBAS S.A.                                                  15,137    1,449
CASINO GUICHARD-PERRACHON S.A.                                    8,443      642
FRANCE TELECOM S.A.                                              11,775      253
PSA PEUGEOT CITROEN S.A.                                          8,678      540
SANOFI-AVENTIS                                                    7,855      766
SANOFI-AVENTIS ADR                                                3,450      168
SCHNEIDER ELECTRIC S.A.                                           2,707   $  282
VINCI S.A.                                                        7,103      732
ZODIAC S.A.                                                       6,308      355
                                                                          ------
TOTAL                                                                      6,266
                                                                          ------
GERMANY 4.21%
ADIDAS-SALOMON AG                                                14,812      708
ALLIANZ AG REGISTERED SHARES                                      1,639      259
FRESENIUS MEDICAL CARE AG                                         8,770    1,008
HANNOVER  RUCKVERSICHERUNG AG*                                   16,762      586
HENKEL KGAA                                                       5,804      604
SIEMENS AG                                                        3,408      297
WACKER-CHEMIE AG*                                                 4,859      523
                                                                          ------
TOTAL                                                                      3,985
                                                                          ------
GREECE 0.97%
NATIONAL BANK OF GREECE S.A.                                     19,122      755
PIRAEUS BANK S.A.                                                 6,750      161
                                                                          ------
TOTAL                                                                        916
                                                                          ------
HONG KONG 0.52%
CHINA UNICOM LTD.                                               558,000      496
                                                                          ------
IRELAND 0.81%
IRISH LIFE & PERMANENT PLC                                       32,290      768
                                                                          ------
ISRAEL 0.44%
TEVA PHARMACEUTICAL INDUSTRIES LTD. ADR                          13,100      414
                                                                          ------
ITALY 1.33%
CAPITALIA S.P.A.                                                 47,870      393
MEDIOBANCA S.P.A.                                                44,162      865
                                                                          ------
TOTAL                                                                      1,258
                                                                          ------
JAPAN 7.94%
ASTELLAS PHARMA INC.                                             15,300      561
DON QUIJOTE CO., LTD.                                             6,450      146


                       SEE NOTES TO FINANCIAL STATEMENTS.                      9

GLOBAL EQUITY FUND JUNE 30, 2006

                                                                          U.S. $
                                                                           VALUE
INVESTMENTS                                                      SHARES    (000)
--------------------------------------------------------------------------------
EAST JAPAN RAILWAY CO.                                               84   $  624
FANUC LTD.                                                        5,600      503
JUPITER TELECOMMUNICATIONS CO., LTD.*                               746      518
MIZUHO FINANCIAL GROUP, INC.                                         47      398
NISSAN MOTORS., LTD.                                             65,700      718
NSK LTD.                                                         73,000      605
ORIX CORP.                                                        1,244      304
SUMITOMO CORP.                                                   20,000      264
SUMITOMO ELECTRIC INDUSTRIES, LTD.                               15,712      230
SUMITOMO MITSUI FINANCIAL GROUP                                      74      782
SUMITOMO REALTY & DEVELOPMENT CO., LTD.                          19,826      488
TAKEDA CHEMICAL INDUSTRIES, LTD.                                  8,000      498
TAKEFUJI CORP.                                                    5,590      333
YAMADA DENKI CO., LTD.                                            5,197      530
                                                                          ------
TOTAL                                                                      7,502
                                                                          ------
LUXEMBOURG 1.04%
MILLICOM INT'L. CELLULAR S.A.*                                   21,740      988
                                                                          ------
NETHERLANDS 0.94%
ING GROEP N.V. CVA                                               22,654      890
                                                                          ------
NETHERLANDS ANTILLES 1.00%
SCHLUMBERGER LTD.                                                14,446      940
                                                                          ------
NORWAY 0.86%
PETROJARL ASA*                                                   12,920       85
PETROLEUM GEO-SERVICES ASA*                                      12,920      729
                                                                          ------
TOTAL                                                                        814
                                                                          ------
SOUTH KOREA 1.44%
HANA FINANCIAL HOLDINGS                                          10,454      491
KOOKMIN BANK                                                      6,100      502
SAMSUNG ELECTRONICS CO., LTD.                                       575   $  365
                                                                          ------
TOTAL                                                                      1,358
                                                                          ------
SPAIN 1.36%
CINTRA, CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE, S.A.      44,984      588
ENAGAS, S.A.                                                     32,804      700
                                                                          ------
TOTAL                                                                      1,288
                                                                          ------
SWEDEN 0.20%
Tele2 AB                                                         18,900      191
                                                                          ------
SWITZERLAND 3.83%
NESTLE S.A.
REGISTERED SHARES                                                 2,238      703
NOVARTIS AG ADR                                                  17,525      945
NOVARTIS AG REGISTERED SHARES                                    11,169      605
ROCHE HOLDING LTD. AG                                             4,806      794
UBS AG REGISTERED SHARES                                          5,267      577
                                                                          ------
TOTAL                                                                      3,624
                                                                          ------
TAIWAN 0.30%
UNITED MICROELECTRONICS CORP.                                   465,180      279
                                                                          ------
UNITED ARAB EMIRATES 0.05%
INVESTCOM LLC GDR*                                                2,400       46
                                                                          ------
UNITED KINGDOM 12.90%
ACERGY S.A.*                                                      6,300       96
BAE SYSTEMS PLC                                                 116,287      795
BRITISH LAND  COMPANY PLC (THE)                                  42,102      983
CADBURY SCHWEPPES PLC                                            74,262      716
CSR PLC*                                                          4,858      113
DIAGEO PLC ADR                                                   10,737      725
ENTERPRISE INNS PLC                                              23,762      417
GLAXOSMITHKLINE PLC ADR                                           6,854      383


10                      SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND JUNE 30, 2006

                                                                          U.S. $
                                                                          VALUE
INVESTMENTS                                                     SHARES    (000)
--------------------------------------------------------------------------------
KESA ELECTRICALS PLC                                           119,109   $   637
NATIONAL GRID PLC                                               50,719       549
PRUDENTIAL PLC                                                  54,975       621
PUNCH TAVERNS PLC                                               49,152       795
RECKITT BENCKISER PLC                                           22,834       853
ROYAL BANK OF SCOTLAND GROUP PLC (THE)                          30,742     1,011
SHIRE PLC                                                       22,822       333
TESCO PLC                                                      162,305     1,002
TULLOW OIL PLC                                                  19,603       139
VODAFONE GROUP PLC                                             426,959       910
WPP GROUP PLC                                                   24,715       299
YELL GROUP PLC                                                  86,420       817
                                                                         -------
TOTAL                                                                     12,194
                                                                         -------
UNITED STATES 44.97%
ABBOTT LABORATORIES                                              8,100       353
ACTIVISION, INC.*                                               16,300       185
ADVANCED MICRO DEVICES, INC.*                                    3,100        76
AFLAC INC.                                                       7,330       340
AMERICAN EXPRESS CO.                                             2,903       154
AMERICAN INT'L. GROUP, INC.                                      6,099       360
AMGEN, INC.*                                                     5,000       326
ANHEUSER-BUSCH COS., INC.                                        1,100        50
AT&T INC.                                                       20,655       576
AUTOMATIC DATA PROCESSING, INC.                                 10,798       490
BAKER HUGHES, INC.                                               8,088       662
BANK OF AMERICA CORP.                                           14,764       710
BANK OF NEW YORK CO., INC. (THE)                                17,670       569
BAXTER INT'L., INC.                                              9,183       338
BELLSOUTH CORP.                                                  9,600       347
BOEING CO. (THE)                                                 5,800       475
BOSTON SCIENTIFIC CORP.*                                        23,600       397
BRISTOL-MYERS SQUIBB CO.                                        16,504       427
CAMPBELL SOUP CO.                                               17,800   $   661
CAREMARK RX, INC.                                                4,600       229
CATERPILLAR INC.                                                 3,858       287
CHEVRON CORP.                                                    8,571       532
CITIGROUP, INC.                                                 14,844       716
CLOROX CO. (THE)                                                 5,103       311
COCA-COLA CO. (THE)                                             13,300       572
COLGATE-PALMOLIVE CO.                                           12,367       741
COMCAST CORP.  SPECIAL CLASS A*                                 21,325       699
COMMERCE BANCORP, INC.                                           3,100       111
CONOCOPHILLIPS                                                   3,758       246
CORNING, INC.*                                                  27,154       657
CVS CORP.                                                       16,852       517
DEERE & CO.                                                      1,819       152
DOMINION RESOURCES, INC.                                         1,600       120
ELECTRONIC ARTS, INC.*                                             200         9
EMERSON ELECTRIC CO.                                            10,310       864
EXXON MOBIL CORP.                                               17,142     1,052
FEDERAL HOME LOAN MORTGAGE CORP.                                 2,400       137
FEDERATED DEPARTMENT STORES INC.                                 1,200        44
FLUOR CORP.                                                      3,588       333
FANNIE MAE                                                       4,600       221
GENERAL DYNAMICS CORP.                                           7,406       485
GENERAL ELECTRIC CO.                                            42,956     1,416
GENZYME CORP.*                                                   6,178       377
GILEAD SCIENCES, INC.*                                           9,278       549
HARTFORD FINANCIAL SERVICES GROUP, INC. (THE)                    2,951       250
HEWLETT-PACKARD CO.                                              3,490       111
HONEYWELL INT'L., INC.                                           6,358       256
IMCLONE SYSTEMS, INC.*                                          11,978       463
INTEL CORP.                                                     14,388       273
INT'L. BUSINESS MACHINES CORP.                                   3,800       292


                       SEE NOTES TO FINANCIAL STATEMENTS.                     11

GLOBAL EQUITY FUND JUNE 30, 2006

                                                                          U.S. $
                                                                          VALUE
INVESTMENTS                                                    SHARES     (000)
--------------------------------------------------------------------------------
ISHARES MSCI JAPAN
INDEX FUND                                                      10,800   $   147
JOHNSON & JOHNSON                                               15,060       902
JPMORGAN CHASE & CO.                                            10,723       450
KIMBERLY-CLARK CORP.                                             4,527       279
KOS PHARMACEUTICALS, INC.*                                       1,400        53
KRAFT FOODS, INC. CLASS A                                       26,330       814
KROGER CO. (THE)                                                24,963       546
LOCKHEED MARTIN CORP.                                            7,200       516
MEDCO HEALTH SOLUTIONS, INC.*                                   12,500       716
MEDIMMUNE, INC.*                                                 6,747       183
MEDTRONIC, INC.                                                 14,100       662
MICROSOFT CORP.                                                 21,170       493
MONSANTO CO.                                                    12,075     1,017
MORGAN STANLEY SERIES MO                                         8,700       550
MOTOROLA, INC.                                                   4,556        92
NEWMONT MINING CORP.                                            18,336       970
NIKE, INC. CLASS B                                               6,534       529
NORTHROP GRUMMAN CORP.                                           3,500       224
ORACLE CORP.*                                                   12,326       179
PARKER HANNIFIN CORP.                                            5,140       399
PEPSICO, INC.                                                   14,639       879
PFIZER, INC.                                                    23,449       550
PG&E CORP.                                                      13,013       511
PNC FINANCIAL SERVICES GROUP, INC. (THE)                         3,200       224
PRAXAIR, INC.                                                    7,899       427
PROCTER & GAMBLE CO. (THE)                                      24,790     1,378
PROGRESS ENERGY, INC.                                            7,351       315
QUALCOMM INC.                                                   20,396       817
RAYTHEON CO.                                                     9,533       425
SOUTHERN CO. (THE)                                              12,695       407
SPRINT NEXTEL CORP.                                              5,040       101
ST. JUDE MEDICAL, INC.*                                          5,300   $   172
SUNTRUST BANKS, INC.                                             3,100       236
TEXAS INSTRUMENTS INC.                                          13,661       414
TRANSOCEAN INC.*                                                 3,000       241
UNION PACIFIC CORP.                                              1,944       181
UNITED PARCEL SERVICE, INC. CLASS B                              4,410       363
UNITED TECHNOLOGIES CORP.                                        5,800       368
VALERO ENERGY CORP.                                              3,200       213
VERIZON COMMUNICATIONS, INC.                                    10,112       339
WACHOVIA CORP.                                                   4,385       237
WALGREEN CO.                                                     4,044       181
WAL-MART STORES, INC.                                           14,602       703
WALT DISNEY CO. (THE)                                           12,162       365
WELLPOINT, INC.*                                                 2,037       148
WELLS FARGO & CO.                                                5,482       368
WYETH                                                           21,028       934
XTO ENERGY, INC.                                                 6,184       274
ZIMMER HOLDINGS, INC.*                                           8,978       509
                                                                         -------
TOTAL                                                                     42,519
                                                                         -------
TOTAL COMMON STOCKS
(cost $84,694,618)                                                        91,087
                                                                         =======
PREFERRED STOCK 0.13%
GERMANY 0.13%
Prosieben Sat.1 Media AG*
(cost $123,993)                                                  5,000       125
                                                                         -------
TOTAL LONG-TERM INVESTMENTS
(cost $84,818,611)                                                        91,212
                                                                         =======


12                     SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
GLOBAL EQUITY FUND JUNE 30, 2006

                                                             PRINCIPAL    U.S. $
                                                              AMOUNT       VALUE
                                                               (000)       (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 2.58%
REPURCHASE AGREEMENT
REPURCHASE AGREEMENT
DATED 6/30/2006,
4.62% DUE 7/3/2006
WITH STATE STREET
BANK & TRUST CO.
COLLATERALIZED BY
$2,560,000 OF FEDERAL
HOME LOAN
MORTGAGE CORP.
AT 5.50% DUE 11/16/2015;
VALUE: $2,496,000;
PROCEEDS: $2,444,852
(COST $2,443,911)                                             $2,444     $ 2,444
                                                                         =======
TOTAL INVESTMENTS IN
SECURITIES 99.05%
(cost $87,262,522)                                                        93,656
                                                                         =======
CASH, FOREIGN CASH
AND OTHER ASSETS IN
EXCESS OF LIABILITIES 0.95%                                                  894
                                                                         -------
NET ASSETS 100.00%                                                       $94,550
                                                                         =======

*    Non-income producing security.

ADR American Depositary Receipt.
GDR Global Depositary Receipt


                       SEE NOTES TO FINANCIAL STATEMENTS.                     13

SCHEDULE OF INVESTMENTS (UNAUDITED)
GLOBAL INCOME FUND JUNE 30, 2006

                                                         PRINCIPAL
                                                          AMOUNT
                                                         IN LOCAL
                                INTEREST    MATURITY     CURRENCY       US $
INVESTMENTS                       RATE        DATE         (000)        VALUE
-------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 106.08%
FOREIGN NOTES & BONDS 58.29%
ARGENTINA 0.12%
REPUBLIC OF ARGENTINA             3.00%#    4/30/2013   USD $   88   $   71,550
                                                                     ----------
AUSTRALIA 0.21%
AUSTRALIAN GOVERNMENT(a)          6.25%     4/15/2015   AUD    166      127,416
                                                                     ----------
CANADA 1.17%
GOVERNMENT OF CANADA(a)           5.25%      6/1/2012   CAD    200      185,805
GOVERNMENT OF CANADA(a)           5.50%      6/1/2010   CAD    577      535,742
                                                                     ----------
TOTAL                                                                   721,547
                                                                     ----------
DENMARK 0.63%
KINGDOM OF DENMARK(a)             4.00%     8/15/2008   DKK  1,800      310,746
KINGDOM OF DENMARK(a)             4.00%    11/15/2010   DKK    460       79,330
                                                                     ----------
TOTAL                                                                   390,076
                                                                     ----------
FINLAND 1.06%
FINNISH GOVERNMENT(a)             4.25%      7/4/2015   EUR    500      651,000
                                                                     ----------
FRANCE 13.33%
REPUBLIC OF FRANCE(a)             3.00%    10/25/2015   EUR    460      541,261
REPUBLIC OF FRANCE(a)             3.50%     7/12/2009   EUR  2,740    3,483,143
REPUBLIC OF FRANCE(a)             4.75%    10/25/2012   EUR  2,390    3,196,703
REPUBLIC OF FRANCE(a)             4.75%     4/25/2035   EUR    364      496,151
REPUBLIC OF FRANCE(a)             5.00%     4/25/2012   EUR    363      490,652
                                                                     ----------
TOTAL                                                                 8,207,910
                                                                     ----------
GERMANY 12.20%
BUNDESREPUBLIK DEUTSCHLAND(a)     3.25%      4/9/2010   EUR    550      690,736
BUNDESREPUBLIK DEUTSCHLAND(a)     3.75%      1/4/2015   EUR    280      351,004
BUNDESREPUBLIK DEUTSCHLAND(a)     4.75%      7/4/2028   EUR     39       52,852
BUNDESREPUBLIK DEUTSCHLAND(a)     4.75%      7/4/2034   EUR  1,004    1,371,571
BUNDESREPUBLIK DEUTSCHLAND(a)    5.375%      1/4/2010   EUR    250      336,402
BUNDESSCHATZANWEISUNGEN(a)        3.25%     6/13/2008   EUR    500      635,752


14                     SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND JUNE 30, 2006

                                                                           PRINCIPAL
                                                                             AMOUNT
                                                                            IN LOCAL
                                                 INTEREST     MATURITY      CURRENCY
INVESTMENTS                                        RATE         DATE         (000)      US $ VALUE
--------------------------------------------------------------------------------------------------
KREDITANSTALT FUR WIEDERAUFBAU(a)                     4.25%    7/4/2014   EUR$  2,300   $2,975,209
KREDITANSTALT FUR WIEDERAUFBAU(a)                    5.625%  11/27/2007   EUR     835    1,097,527
                                                                                        ----------
TOTAL                                                                                    7,511,053
                                                                                        ----------
JAPAN 11.79%
JAPAN-17 (30 YEAR ISSUE)(a)                           2.40%  12/20/2034   JPY  95,800      820,256
JAPAN-57 (5 YEAR ISSUE)(a)                            1.40%   6/20/2011   JPY 125,000    1,091,054
JAPAN-58 (20 YEAR ISSUE)(a)                           1.90%   9/20/2022   JPY  36,000      302,161
JAPAN-82 (20 YEAR ISSUE)(a)                           2.10%   9/20/2025   JPY  37,000      314,881
JAPAN-204 (10 YEAR ISSUE)(a)                          1.60%   6/20/2008   JPY 182,000    1,615,387
JAPAN-264 (10 YEAR ISSUE)(a)                          1.50%   9/20/2014   JPY 169,000    1,443,227
JAPAN FINANCE CORP. MUNICIPAL ENTERPRISES(a)          1.55%   2/21/2012   JPY 191,000    1,671,422
                                                                                        ----------
TOTAL                                                                                    7,258,388
                                                                                        ----------
LUXEMBOURG 0.11%
TELECOM ITALIA CAPITAL S.A                           6.375%  11/15/2033   USD     75        68,018
                                                                                        ----------
MEXICO 0.55%
UNITED MEXICAN STATES(a)                             10.50%   7/14/2011   MXN   3,300      338,271
                                                                                        ----------
NETHERLANDS 0.31%
NETHERLANDS GOVERNMENT(a)                             4.00%   1/15/2037   EUR     156      188,934
                                                                                        ----------
NEW ZEALAND 0.75%
INTERNATIONAL BANK FOR RECONSTRUCTION &
   DEVELOPMENT(a)                              Zero Coupon   8/20/2007    NZD     815      459,446
                                                                                        ----------
OTHER 5.75%
EUROPEAN INVESTMENT BANK, MTN(a)                     2.125%   9/20/2007   JPY  74,000      658,507
EUROPEAN INVESTMENT BANK, MTN(a)                      3.00%   9/20/2006   JPY 186,000    1,634,316
EUROPEAN INVESTMENT BANK, MTN(a)                      6.25%   12/7/2008   GBP     657    1,249,223
                                                                                        ----------
TOTAL                                                                                    3,542,046
                                                                                        ----------
POLAND 0.35%
POLAND GOVERNMENT BOND(a)                             6.00%   5/24/2009   PLN     675      216,265
                                                                                        ----------
ROMANIA 0.58%
ROMANIA GOVERNMENT(a)                               10.625%   6/27/2008   EUR     250      358,109
                                                                                        ----------


                       SEE NOTES TO FINANCIAL STATEMENTS.                     15

GLOBAL INCOME FUND JUNE 30, 2006

                                                                     PRINCIPAL
                                                                      AMOUNT
                                                                     IN LOCAL
                                            INTEREST    MATURITY     CURRENCY
INVESTMENTS                                   RATE        DATE        (000)      US $ VALUE
--------------------------------------------------------------------------------------------
SPAIN 4.48%
SPANISH GOVERNMENT(a)                          4.00%    1/31/2010   EUR $1,475   $ 1,901,832
SPANISH GOVERNMENT(a)                          4.40%    1/31/2015   EUR    650       852,553
                                                                                 -----------
TOTAL                                                                              2,754,385
                                                                                 -----------
SWEDEN 0.77%
SWEDISH GOVERNMENT(a)                          4.50%    8/12/2015   SEK  3,300       475,598
                                                                                 -----------
UNITED KINGDOM 4.13%
UNITED KINGDOM TREASURY(a)                     4.00%     3/7/2009   GBP     86       155,861
UNITED KINGDOM TREASURY(a)                     4.25%     3/7/2036   GBP    224       408,585
UNITED KINGDOM TREASURY(a)                     5.00%     9/7/2014   GBP    693     1,305,049
UNITED KINGDOM TREASURY(a)                     6.00%    12/7/2028   GBP    300       674,205
                                                                                 -----------
TOTAL                                                                              2,543,700
                                                                                 -----------
TOTAL FOREIGN BONDS (cost $35,251,415)                                            35,883,712
                                                                                 ===========
UNITED STATES NOTES & BONDS 47.79%
UNITED STATES
AMERADA HESS CORP.                            7.875%    10/1/2029   USD     50        55,941
AMERICREDIT AUTO RECEIVABLES TRUST SERIES
   2006-1 CLASS A3                             5.11%    10/6/2010   USD    250       247,808
AT&T BROADBAND CORP.                          9.455%   11/15/2022   USD     75        93,400
BANC OF AMERICA COMMERCIAL MORTGAGE INC.
   SERIES 2004-2 CLASS A1                     2.764%   11/10/2038   USD    231       222,080
CENTERPOINT ENERGY, INC                        7.25%     9/1/2010   USD     45        46,893
CITIGROUP, INC.                                5.30%     1/7/2016   USD    175       166,989
CITIGROUP/DEUTSCHE BANK SERIES 2006-CD2
   CLASS AAB                                  5.575%#   1/15/2046   USD    920       898,158
COMMERCIAL MORTGAGE PASS-THROUGH
   CERTIFICATES SERIES 2005 C6 CLASS A5A      5.116%#   6/10/2044   USD    260       246,046
COMMONWEALTH EDISON CO.                        6.95%    7/15/2018   USD     67        67,738
CORN PRODUCTS INT'L., INC.                     8.45%    8/15/2009   USD     65        69,406
CORNING, INC.                                  5.90%    3/15/2014   USD     30        29,707
DUN & BRADSTREET CORP. (THE)                   5.50%    3/15/2011   USD     30        29,530
EMBARQ CORP.                                  7.082%     6/1/2016   USD     30        29,888
ENTERPRISE PRODUCTS OPERATING L.P.            4.625%   10/15/2009   USD     45        43,144
ENTERPRISE PRODUCTS OPERATING L.P.             6.65%   10/15/2034   USD     87        82,798


16                     SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND JUNE 30, 2006

                                                                  PRINCIPAL
                                                                    AMOUNT
                                                                   IN LOCAL
                                          INTEREST    MATURITY     CURRENCY      US $
INVESTMENTS                                 RATE        DATE        (000)        VALUE
----------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORP.            4.197%#    1/1/2034   USD $  956   $  927,521
FEDERAL HOME LOAN MORTGAGE CORP.(a)          4.75%    1/15/2013   EUR    151      200,183
FEDERAL HOME LOAN MORTGAGE CORP.(c)          5.50%          TBA   USD  5,265    5,164,639
FEDERAL HOME LOAN MORTGAGE CORP.(c)          5.50%          TBA   USD  3,580    3,439,037
FEDERAL HOME LOAN MORTGAGE CORP.(c)          6.50%          TBA   USD    390      391,706
FEDERAL HOME LOAN MORTGAGE CORP. B15593      5.50%     7/1/2019   USD    119      117,123
FEDERAL HOME LOAN MORTGAGE CORP. C63990      7.00%     2/1/2032   USD     93       95,525
FEDERAL HOME LOAN MORTGAGE CORP. G11742      5.00%     7/1/2020   USD    395      380,539
FEDERAL HOME LOAN MORTGAGE CORP. G11771      6.00%     6/1/2020   USD    636      637,479
FEDERAL HOME LOAN MORTGAGE CORP. G11834      5.50%    10/1/2020   USD    192      188,841
FEDERAL HOME LOAN MORTGAGE CORP. G12161      5.00%     5/1/2021   USD    330      317,823
FEDERAL HOME LOAN MORTGAGE CORP. J00734      5.00%    12/1/2020   USD  1,140    1,097,932
FEDERAL HOME LOAN MORTGAGE CORP. J00986      5.50%     1/1/2021   USD    257      252,225
FEDERAL HOME LOAN MORTGAGE CORP. J01162      5.50%     2/1/2021   USD    543      532,920
FEDERAL NATIONAL MORTGAGE ASSOC.            3.491%#    8/1/2033   USD    278      271,410
FEDERAL NATIONAL MORTGAGE ASSOC.             4.56%#    7/1/2035   USD    318      313,620
FEDERAL NATIONAL MORTGAGE ASSOC.             5.50%     4/1/2036   USD     99       95,580
FEDERAL NATIONAL MORTGAGE ASSOC.             5.50%     6/1/2036   USD    270      259,431
FEDERAL NATIONAL MORTGAGE ASSOC.             5.50%     7/1/2035   USD    598      574,284
FEDERAL NATIONAL MORTGAGE ASSOC.             5.50%     9/1/2034   USD    550      530,320
FEDERAL NATIONAL MORTGAGE ASSOC.             5.50%    10/1/2035   USD    291      279,435
FEDERAL NATIONAL MORTGAGE ASSOC.(c)          6.00%          TBA   USD    390      390,122
FEDERAL NATIONAL MORTGAGE ASSOC.(c)          6.50%          TBA   USD  1,195    1,201,348
FIRSTENERGY CORP.                            6.45%   11/15/2011   USD     60       61,120
FORD MOTOR CREDIT CO.                        4.95%    1/15/2008   USD     25       23,542
GENERAL MILLS, INC.                         5.125%    2/15/2007   USD    100       99,684
GENERAL MOTORS ACCEPTANCE CORP               6.75%    12/1/2014   USD     25       23,250
GREENWICH CAPITAL COMMERCIAL FUNDING
   SERIES 2005-GG5 CLASS A5                 5.224%#   4/10/2037   USD    185      176,577


                       SEE NOTES TO FINANCIAL STATEMENTS.                     17

GLOBAL INCOME FUND JUNE 30, 2006

                                                         PRINCIPAL
                                                           AMOUNT
                                                          IN LOCAL
                                 INTEREST    MATURITY     CURRENCY        US $
INVESTMENTS                        RATE        DATE        (000)         VALUE
---------------------------------------------------------------------------------
JP MORGAN CHASE COMMERCIAL
SERIES 2006-LDP6 CLASS ASB         5.49%#    4/15/2043   USD $  990   $   967,950
JPMORGAN CHASE COMMERCIAL SEC
SERIES 2002-C1 CLASS A2           4.914%     7/12/2037   USD    600       588,605
KFW INT'L. FINANCE, INC.(a)        6.00%     12/7/2028   GBP    162       350,014
LB-UBS COMMERCIAL MTG. TRUST
SERIES 2004-C1 CLASS A1           2.964%     1/15/2029   USD  1,744     1,667,952
MEDIACOM BROADBAND LLC             8.50%    10/15/2015   USD     50        48,250
MERRILL LYNCH MORTGAGE TRUST
SERIES 2005-LC1 CLASS ASB         5.282%#    1/12/2044   USD     70        67,830
MERRILL LYNCH MTG. TRUST
SERIES 2005-MKB2 CLASS A1         4.446%     9/12/2042   USD    409       399,769
MONONGAHELA POWER CO.              7.36%     1/15/2010   USD    225       234,918
PHELPS DODGE CORP.                 9.50%      6/1/2031   USD     15        18,709
SCHOLASTIC CORP.                   5.75%     1/15/2007   USD     75        74,889
SPRINT CAPITAL CORP.              8.375%     3/15/2012   USD    100       110,616
SPRINT CAPITAL CORP.               8.75%     3/15/2032   USD     62        74,979
TIME WARNER, INC.                 7.625%     4/15/2031   USD     81        87,467
U.S. TREASURY NOTE                 3.50%    12/15/2009   USD    507       481,551
U.S. TREASURY NOTE                4.875%     2/15/2012   USD  2,414     2,388,354
U.S. TREASURY NOTE INFLATION
   INDEX BOND(b)                  1.875%     7/15/2015   USD    110       104,200
UNITEDHEALTH GROUP, INC.          3.375%     8/15/2007   USD    119       115,977
VERIZON COMMUNICATION INC.         7.25%     12/1/2010   USD    185       193,926
VERIZON COMMUNICATION INC.         7.75%     12/1/2030   USD     26        28,122
WACHOVIA BANK COMMERCIAL
   MORTGAGE TRUST SERIES
   2005-C17 CLASS A1               4.43%     3/15/2042   USD    823       805,977
WACHOVIA BANK COMMERCIAL
    MORTGAGE TRUST
SERIES 2005-C21 CLASS A4           5.37%#   10/15/2044   USD    250       239,322
                                                                      -----------
TOTAL UNITED STATES NOTES & BONDS (cost $29,672,399)                   29,422,119
                                                                      ===========
TOTAL LONG-TERM INVESTMENTS (cost $64,923,814)                         65,305,831
                                                                      ===========


18                     SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND JUNE 30, 2006

                                                                PRINCIPAL
                                                                  AMOUNT
                                                                 IN LOCAL
                                          INTEREST   MATURITY    CURRENCY       US $
INVESTMENTS                                 RATE       DATE        (000)       VALUE
---------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 9.10%
INVESTMENTS & MISCELLANEOUS
   FINANCIAL SERVICES 9.08%
Federal Home Loan Bank                      4.75%    7/3/2006   USD 5,592   $ 5,590,525
                                                                            -----------
REPURCHASE AGREEMENT 0.02%
REPURCHASE AGREEMENT DATED 6/30/2006,
   4.62% DUE 7/3/2006 WITH STATE
   STREET BANK & TRUST CO.
   COLLATERALIZED BY $15,000
   OF FEDERAL HOME LOAN MORTGAGE
   CORP. AT 5.50% DUE 11/16/2015;
   VALUE: $14,625;  PROCEEDS $11,930                            USD    12        11,925
                                                                            -----------
TOTAL SHORT-TERM INVESTMENTS
   (cost $5,602,450)                                                          5,602,450
                                                                            ===========
TOTAL INVESTMENTS IN SECURITIES 115.18%
   (cost $70,526,264)                                                        70,908,281
                                                                            ===========
LIABILITIES IN EXCESS OF FOREIGN
   CASH AND OTHER ASSETS (15.18%)                                            (9,345,218)
                                                                            ===========
NET ASSETS 100.00%                                                          $61,563,063
                                                                            ===========

# Variable rate security. The interest rate represents the rate at June 30, 2006.

(a) Investment in non-U.S. dollar denominated securities (55.57% of total investments). The remaining securities (44.43% of total investments) are invested in U.S. dollar denominated securities.

(b)  Security with principal amount adjusted for inflation.

(c) To be announced ("TBA"). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.

AUD Australian Dollar

CAD Canadian Dollar

DKK Danish Krone

EUR Euro

GBP British Pound

JPY Japanese Yen

MXN Mexican Peso

NZD New Zealand Dollar

PLN Polish Zloty

SEK Swedish Krona

USD U.S. Dollar


                       SEE NOTES TO FINANCIAL STATEMENTS.                     19

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
GLOBAL INCOME FUND JUNE 30, 2006

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AS OF JUNE 30, 2006:

     FORWARD                                      U.S. $ COST       U.S. $
FOREIGN CURRENCY     EXPIRATION     FOREIGN     ON ORIGINATION     CURRENT     UNREALIZED     UNREALIZED
PURCHASE CONTRACTS      DATE        CURRENCY         DATE           VALUE     APPRECIATION   DEPRECIATION
------------------   ----------   -----------   --------------   ----------   ------------   ------------
       BRL             1/10/07      1,500,000     $  594,530     $  666,065     $ 71,535        $    --
       EUR             7/21/06      1,050,000      1,301,685      1,345,036       43,351             --
       EUR             8/16/06        489,722        628,975        628,407           --            569
       JPY             7/19/06    150,000,000      1,290,323      1,314,491       24,168             --
       JPY             7/26/06    145,908,868      1,292,739      1,279,992           --         12,747
       JPY             9/26/06     70,000,000        609,491        619,337        9,846             --
       MYR             8/14/06      2,500,000        679,532        682,114        2,582             --
       PLN             8/16/06      1,900,000        584,507        598,959       14,452             --
                                                  ----------     ----------     --------        -------
TOTAL FORWARD FOREIGN CURRENCY PURCHASE CONTRACTS $6,981,782     $7,134,401     $165,934        $13,316
                                                  ==========     ==========     ========        =======

     FORWARD                                     U.S. $ COST        U.S. $
FOREIGN CURRENCY     EXPIRATION     FOREIGN     ON ORIGINATION     CURRENT     UNREALIZED     UNREALIZED
  SALE CONTRACTS        DATE        CURRENCY         DATE           VALUE     APPRECIATION   DEPRECIATION
------------------   ----------   -----------   --------------   ----------   ------------   ------------
       BRL             1/10/07      1,500,000     $  621,118     $  666,065      $    --       $ 44,947
       EUR             7/21/06      1,050,000      1,354,532      1,345,036        9,496             --
       EUR             8/16/06        466,132        584,507        598,135           --         13,628
       GBP             7/19/06        200,000        350,962        369,996           --         19,034
       JPY             7/19/06    150,000,000      1,302,626      1,314,491           --         11,865
       JPY             7/26/06    145,908,868      1,272,480      1,279,992           --          7,512
       JPY             9/26/06     70,000,000        612,225        619,337           --          7,111
       MXN             8/24/06      5,000,000        440,276        439,597          679             --
       NZD              7/7/06        730,401        446,852        444,850        2,002             --
       PLN             8/16/06      1,900,000        628,975        598,960       30,015             --
                                                  ----------     ----------      -------       --------
TOTAL FORWARD FOREIGN CURRENCY SALE CONTRACTS     $7,614,553     $7,676,459      $42,192       $104,097
                                                  ==========     ==========      =======       ========

ABBREVIATIONS:

BRL Brazilian Real

EUR Euro

GBP British Pound

JPY Japanese Yen

MXN Mexican Peso

MYR Malaysian Ringgit

NZD New Zealand Dollar

PLN Polish Zloty


20                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2006

                                                                            GLOBAL        GLOBAL
                                                                          EQUITY FUND   INCOME FUND
ASSETS:
Investment in securities, at cost                                         $87,262,522   $70,526,264
---------------------------------------------------------------------------------------------------
Investment in securities, at value                                        $93,655,955   $70,908,281
Foreign cash, at value (cost $1,730,979 and 2,069,283 respectively)         1,721,601     2,091,627
Receivables:
   Interest and dividends                                                     141,675       921,101
   Investment securities sold                                               1,033,902     2,191,505
   Capital shares sold                                                        166,836        44,675
   From advisor                                                                21,782         8,779
   Appreciation on forward foreign currency exchange contracts                     --       208,126
Prepaid expenses and other assets                                              32,581        40,464
---------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                               96,774,332    76,414,558
---------------------------------------------------------------------------------------------------
LIABILITIES:
Payables:
   Investment securities purchased                                          1,852,778    14,184,982
   Capital shares reacquired                                                   95,082       165,152
   Management fees                                                             56,063        25,485
   12b-1 distribution fees                                                     40,604        32,177
   Fund administration                                                          3,005         2,047
   Directors' fees                                                             31,800        55,866
   Depreciation on forward foreign currency exchange contracts                     --       117,413
Distributions payable                                                              --       175,787
Accrued expenses and other liabilities                                        144,942        92,586
---------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                           2,224,274    14,851,495
---------------------------------------------------------------------------------------------------
NET ASSETS                                                                $94,550,058   $61,563,063
===================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                           $81,320,049   $68,537,074
Undistributed net investment income                                            69,445       597,067
Accumulated net realized gain (loss) on investments and foreign
   currency related transactions                                            6,778,271    (8,096,349)
Net unrealized appreciation on investments and translation of
   assets and liabilities denominated in foreign currencies                 6,382,293       525,271
---------------------------------------------------------------------------------------------------
NET ASSETS                                                                $94,550,058   $61,563,063
===================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                            $73,892,819   $49,508,365
Class B Shares                                                            $ 9,871,902   $ 4,542,704
Class C Shares                                                            $10,315,695   $ 6,675,593
Class P Shares                                                            $        --   $     2,035
Class Y Shares                                                            $   469,642   $   834,366
OUTSTANDING SHARES BY CLASS:
Class A Shares (430 million, and 415 million shares of common stock
   authorized respectively, $.001 par value)                                5,776,335     7,331,071
Class B Shares (15 million, and 30 million shares of common stock
   authorized respectively, $.001 par value)                                  813,144       671,751
Class C Shares (20 million, and 20 million shares of common stock
   authorized respectively, $.001 par value)                                  848,419       985,731
Class P Shares (20 million and 20 million shares of common stock
   authorized respectively, $.001 par value)                                       --           303
Class Y Shares (15 million and 15 million shares of common stock
   authorized respectively, $.001 par value)                                   36,607       123,494
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                            $     12.79   $      6.75
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75% and 4.75%, respectively)   $     13.57   $      7.09
Class B Shares-Net asset value                                            $     12.14   $      6.76
Class C Shares-Net asset value                                            $     12.16   $      6.77
Class P Shares-Net asset value                                                     --   $      6.72
Class Y Shares-Net asset value                                            $     12.83   $      6.76
===================================================================================================


                      SEE NOTES TO FINANCIAL STATEMENTS.                      21

STATEMENTS OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2006

                                                         GLOBAL        GLOBAL
                                                       EQUITY FUND   INCOME FUND
INVESTMENT INCOME:
Dividends                                              $ 1,007,801   $        --
Interest                                                    22,366     1,271,601
Foreign withholding tax                                    (52,629)         (173)
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                    977,538     1,271,428
--------------------------------------------------------------------------------
EXPENSES:
Management fees                                            348,994       155,798
12b-1 distribution plan-Class A                            128,082        88,115
12b-1 distribution plan-Class B                             48,646        22,588
12b-1 distribution plan-Class C                             48,299        35,040
12b-1 distribution plan-Class P                                 --             4
Shareholder servicing                                      175,878        73,783
Professional                                                21,840        23,420
Reports to shareholders                                     35,385        32,474
Fund administration                                         18,613        12,464
Custody                                                     62,569        17,681
Directors' fees                                              1,570         1,140
Registration                                                27,525        29,681
Other                                                        2,625         1,570
--------------------------------------------------------------------------------
Gross expenses                                             920,026       493,758
   Expense reductions (See Note 7)                          (1,136)       (1,234)
   Expenses assumed by advisor (See Note 3)               (112,209)      (51,055)
--------------------------------------------------------------------------------
NET EXPENSES                                               806,681       441,469
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                      170,857       829,959
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain (loss) on investments and foreign
   currency related transactions (net of foreign
   capital gains tax)                                    5,508,003       (80,028)
Net change in unrealized appreciation (depreciation)
   on investments and translation of assets and
   liabilities denominated in foreign currencies        (1,843,497)      132,234
================================================================================
NET REALIZED AND UNREALIZED GAIN                         3,664,506        52,206
================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS   $ 3,835,363   $   882,165
================================================================================


22                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2006

                                                  GLOBAL         GLOBAL
INCREASE (DECREASE) IN NET ASSETS               EQUITY FUND   INCOME FUND
OPERATIONS:
Net investment income                          $    170,857   $   829,959
Net realized gain (loss) on investments and
   foreign currency related transactions          5,508,003       (80,028)
Net change in unrealized appreciation
   (depreciation) on investments and
   translation of assets and liabilities
   denominated in foreign currencies             (1,843,497)      132,234
-------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                     3,835,363       882,165
=========================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                               --    (1,059,429)
   Class B                                               --       (79,711)
   Class C                                               --      (123,511)
   Class P                                               --           (40)
   Class Y                                               --       (13,977)
-------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                      --    (1,276,668)
=========================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                12,432,041     6,384,896
Reinvestment of distributions                            --     1,059,212
Cost of shares reacquired                        (8,057,605)   (9,967,782)
-------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM CAPITAL SHARE TRANSACTIONS      4,374,436    (2,523,674)
=========================================================================
NET INCREASE (DECREASE) IN NET ASSETS             8,209,799    (2,918,177)
=========================================================================
NET ASSETS:
Beginning of period                              86,340,259    64,481,240
-------------------------------------------------------------------------
END OF PERIOD                                  $ 94,550,058   $61,563,063
=========================================================================
UNDISTRIBUTED NET INVESTMENT INCOME            $     69,445   $   597,067
=========================================================================


                      SEE NOTES TO FINANCIAL STATEMENTS.                      23

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2005

                                                        GLOBAL        GLOBAL
INCREASE (DECREASE) IN NET ASSETS                    EQUITY FUND    INCOME FUND
OPERATIONS:
Net investment income                               $    233,108   $  1,524,019
Net realized gain (loss) on investments and
   foreign currency related transactions               5,215,536      1,554,416
Net change in unrealized appreciation
   (depreciation) on investments and translation
   of assets and liabilities  denominated in
   foreign currencies                                    935,475     (7,129,623)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     6,384,119     (4,051,188)
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
   Class A                                              (262,216)    (3,279,578)
   Class B                                                    --       (277,141)
   Class C                                                    --       (406,012)
   Class P                                                    --           (111)
   Class Y                                                (3,110)       (35,889)
Net realized gain
   Class A                                            (2,295,955)            --
   Class B                                              (325,164)            --
   Class C                                              (321,840)            --
   Class Y                                               (14,889)            --
-------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                   (3,223,174)    (3,998,731)
===============================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                     19,449,838     20,656,835
Reinvestment of distributions                          3,118,193      3,306,702
Cost of shares reacquired                            (14,739,365)   (19,358,718)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS                                  7,828,666      4,604,819
===============================================================================
NET INCREASE (DECREASE) IN NET ASSETS                 10,989,611     (3,445,100)
===============================================================================
NET ASSETS:
Beginning of year                                     75,350,648      67,926,340
-------------------------------------------------------------------------------
END OF YEAR                                         $ 86,340,259   $  64,481,240
===============================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET
INVESTMENT INCOME                                      $(101,412)  $   1,043,776
===============================================================================


24                     SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CASH FLOWS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2006

                                                                      GLOBAL
INCREASE IN CASH                                                    INCOME FUND
CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations               $    882,165
--------------------------------------------------------------------------------
ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS FROM
   OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
--------------------------------------------------------------------------------
Purchases of long-term portfolio investments                        (99,607,572)
Proceeds from disposition of long-term portfolio investments and
   principal paydowns                                               104,445,104
Purchases of short-term portfolio investments, net                   (1,974,264)
Proceeds received from foreign currency transactions                    145,326
Increase in interest receivable                                         (36,187)
Increase in receivable for investments sold                          (2,191,976)
Decrease in receivable from advisor                                       8,191
Increase in prepaid expenses and other assets                           (13,830)
Increase in payable for investments purchased                         3,127,063
Decrease in management fee payable                                       (1,836)
Decrease in 12b-1 distribution fee payable                               (1,630)
Decrease in fund administration fee payable                                (147)
Decrease in directors' fee payable                                         (143)
Decrease in accrued expenses and other liabilities                       (1,562)
Net premium amortization on investments                                  72,549
Unrealized (appreciation) depreciation on investments and
   translation of assets and liabilities denominated in foreign
   currencies                                                          (132,234)
Net realized (gain) loss on investments and foreign currency
   related transactions                                                  80,028
--------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                             4,799,045
================================================================================
CASH FLOWS USED FOR FINANCING ACTIVITIES*:
Proceeds from shares sold                                             6,487,548
Payment on shares redeemed                                           (9,918,648)
Cash dividends paid                                                    (228,363)
Purchase of mortgage dollar roll transactions                       (51,149,785)
Proceeds from sales of mortgage dollar roll transactions             51,197,013
--------------------------------------------------------------------------------
NET CASH USED FOR FINANCING ACTIVITIES                               (3,612,235)
--------------------------------------------------------------------------------
NET INCREASE IN CASH                                                  1,186,810
--------------------------------------------------------------------------------
CASH AT BEGINNING OF PERIOD                                             904,817
--------------------------------------------------------------------------------
CASH AT END OF PERIOD                                              $  2,091,627
================================================================================

* NON CASH FINANCING ACTIVITIES NOT INCLUDED HEREIN CONSIST OF REINVESTMENT OF DISTRIBUTIONS OF $1,059,212.


                       SEE NOTES TO FINANCIAL STATEMENTS.                     25

FINANCIAL HIGHLIGHTS
GLOBAL EQUITY FUND

                                                    SIX MONTHS
                                                      ENDED                    YEAR ENDED 12/31
                                                    6/30/2006    --------------------------------------------
                                                   (UNAUDITED)     2005     2004     2003      2002      2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 12.23     $ 11.75   $ 10.51   $  8.33   $ 10.02   $ 12.98
                                                     =======     =======   =======   =======   =======   =======
Investment operations:
   Net investment income (loss)(b)                       .03         .05      (.01)      .04       .03      (.02)
   Net realized and  unrealized gain (loss)              .53         .91      1.27      2.16     (1.69)    (2.94)
                                                     -------     -------   -------   -------   -------   -------
      Total from investment operations                   .56         .96      1.26      2.20     (1.66)    (2.96)
                                                     -------     -------   -------   -------   -------   -------
Distributions to  shareholders from:
   Net investment income                                  --        (.05)     (.02)     (.02)     (.03)       --
   Net realized gain                                      --        (.43)       --        --        --        --
                                                     -------     -------   -------   -------   -------   -------
      Total distributions                                 --        (.48)     (.02)     (.02)     (.03)       --
                                                     -------     -------   -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD                        $12.79     $ 12.23   $ 11.75   $ 10.51   $  8.33   $ 10.02
                                                     =======     =======   =======   =======   =======   =======
Total Return(c)                                         4.58%(d)    8.21%    11.99%    26.38%   (16.58)%  (22.80)%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions and
      expenses assumed                                  .79%(d)    1.60%     2.05%     1.95%     2.29%     1.99%
   Expenses, excluding expense reductions and
      expenses assumed                                  .91%(d)    1.94%     2.05%     1.95%     2.29%     2.01%
   Net investment income (loss)                         .25%(d)     .43%     (.11)%     .45%      .30%    (.19)%

                                                    SIX MONTHS
                                                      ENDED                     YEAR ENDED 12/31
                                                    6/30/2006    -----------------------------------------------
SUPPLEMENTAL DATA:                                 (UNAUDITED)     2005      2004      2003      2002      2001
================================================================================================================
Net assets, end of period (000)                      $73,893     $67,807   $59,915   $52,828   $37,555   $47,016
Portfolio turnover rate                                50.14%(d)   97.65%   170.93%    56.26%    43.52%    97.27%
================================================================================================================


26                     SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL EQUITY FUND

                                                    SIX MONTHS
                                                      ENDED                    YEAR ENDED 12/31
                                                    6/30/2006    ---------------------------------------------
                                                   (UNAUDITED)    2005     2004     2003      2002       2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                $11.65       $11.24   $10.10   $ 8.04   $  9.70    $ 12.65
                                                    ======       ======   ======   ======   =======    =======
Investment operations:
   Net investment loss(b)                             (.01)        (.02)    (.08)    (.02)     (.03)      (.09)
   Net realized and unrealized gain (loss)             .50          .86     1.22     2.08     (1.63)     (2.86)
                                                    ------       ------   ------   ------   -------    -------
   Total from investment operations                    .49          .84     1.14     2.06     (1.66)     (2.95)
                                                    ------       ------   ------   ------   -------    -------
Distributions to shareholders from:
   Net realized gain                                    --         (.43)      --       --        --         --
                                                    ------       ------   ------   ------   -------    -------
NET ASSET VALUE, END OF PERIOD                      $12.14       $11.65   $11.24   $10.10   $  8.04    $  9.70
                                                    ======       ======   ======   ======   =======    =======
Total Return(c)                                       4.21%(d)     7.52%   11.29%   25.62%   (17.11)%   (23.32)%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions and
      expenses assumed                                1.12%(d)     2.25%    2.69%    2.61%     2.92%      2.62%
   Expenses, excluding expense reductions and
      expenses assumed                                1.24%(d)     2.58%    2.69%    2.61%     2.92%      2.64%
   Net investment loss                                (.07)%(d)    (.22)%   (.75)%   (.21)%    (.33)%     (.82)%

                                                    SIX MONTHS
                                                      ENDED                    YEAR ENDED 12/31
                                                    6/30/2006    -------------------------------------------
SUPPLEMENTAL DATA:                                 (UNAUDITED)    2005      2004     2003     2002     2001
============================================================================================================
   Net assets, end of period (000)                  $9,872       $9,064   $ 7,818   $6,033   $4,208   $4,568
   Portfolio turnover rate                           50.14%(d)    97.65%   170.93%   56.26    43.52%   97.27%
============================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     27

GLOBAL EQUITY FUND

                                                    SIX MONTHS
                                                      ENDED                    YEAR ENDED 12/31
                                                    6/30/2006    -------------------------------------------
                                                   (UNAUDITED)    2005     2004     2003     2002      2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                $11.67       $11.25   $10.11   $ 8.06   $ 9.73   $ 12.69
                                                    ======       ======   ======   ======   ======   =======
Investment operations:
   Net investment loss(b)                             (.01)        (.02)    (.08)    (.02)    (.03)     (.08)
   Net realized and unrealized gain (loss)             .50          .87     1.22     2.07    (1.64)    (2.88)
                                                    ------       ------   ------   ------   ------   -------
      Total from investment operations                 .49          .85     1.14     2.05    (1.67)    (2.96)
                                                    ------       ------   ------   ------   ------   -------
Distributions to shareholders from:
   Net realized gain                                    --         (.43)      --       --       --        --
                                                    ------       ------   ------   ------   ------   -------
NET ASSET VALUE, END OF PERIOD                      $12.16       $11.67   $11.25   $10.11   $ 8.06   $  9.73
                                                    ======       ======   ======   ======   ======   =======
Total Return(c)                                       4.20%(d)     7.61%   11.28%   25.59%  (17.16)%  (23.33)%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions and
      expenses assumed                                1.12%(d)     2.25%    2.69%    2.61%    2.92%     2.62%
   Expenses, excluding expense reductions and
      expenses assumed                                1.24%(d)     2.58%    2.69%    2.61%    2.92%     2.64%
Net investment loss                                   (.07)%(d)    (.22)%   (.75)%   (.29)%   (.33)%    (.78)%

                                                    SIX MONTHS
                                                      ENDED                    YEAR ENDED 12/31
                                                    6/30/2006    -------------------------------------------
SUPPLEMENTAL DATA:                                 (UNAUDITED)    2005      2004     2003     2002     2001
============================================================================================================
   Net assets, end of period (000)                  $10,316      $8,991   $ 7,158   $4,111   $2,406   $2,262
   Portfolio turnover rate                            50.14%(d)   97.65%   170.93%   56.26%   43.52%   97.27%
============================================================================================================


28                     SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)
GLOBAL EQUITY FUND

                                                    SIX MONTHS
                                                      ENDED                   10/19/2004(a)
                                                    6/30/2006    YEAR ENDED         TO
                                                   (UNAUDITED)   12/31/2005     12/31/2004

PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                $12.25       $11.76         $ 10.54
                                                    ======       ======         =======
Investment operations:
   Net investment income(b)                            .05          .09              --(e)
   Net realized and unrealized gain                    .53          .92            1.22
                                                    ------       ------         -------
      Total from investment operations                 .58         1.01            1.22
                                                    ------       ------         -------
Distributions to shareholders from:
   Net investment income                                --         (.09)             --
   Net realized gain                                    --         (.43)             --
                                                    ------       ------         -------
      Total distributions                               --         (.52)             --
                                                    ------       ------         -------
NET ASSET VALUE, END OF PERIOD                      $12.83       $12.25         $ 11.76
                                                    ======       ======         =======
Total Return(c)                                       4.73%(d)     8.64%          11.57%(d)
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions and
      expenses assumed                                 .62%(d)     1.25%            .33%(d)
   Expenses, excluding expense reductions and
      expenses assumed                                 .74%(d)     1.58%            .33%(d)
   Net investment income                               .42%(d)     .77 %            .02%(d)

                                                    SIX MONTHS
                                                      ENDED                   10/19/2004(a)
                                                    6/30/2006    YEAR ENDED         TO
SUPPLEMENTAL DATA:                                 (UNAUDITED)   12/31/2005     12/31/2004
==========================================================================================
   Net assets, end of period (000)                  $  469         $  478        $   460
   Portfolio turnover rate                           50.14%(d)      97.65%        170.93%
==========================================================================================

(a)  Commencement of offering of class shares.

(b)  Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d)  Not annualized.

(e)  Amount is less than $.01.


                       SEE NOTES TO FINANCIAL STATEMENTS.                     29

FINANCIAL HIGHLIGHTS
GLOBAL INCOME FUND

                                                   SIX MONTHS
                                                      ENDED                   YEAR ENDED 12/31
                                                    6/30/2006    ------------------------------------------
                                                   (UNAUDITED)     2005      2004    2003     2002    2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD                             $6.80         $ 7.66   $7.43     $ 6.91   $ 6.35   $6.65
                                                   =====         ======   =====     ======   ======   =====
Investment operations:
   Net investment income(b)                          .09            .17     .17(e)     .18      .20     .25(e)
   Net realized and
      unrealized gain (loss)                          --           (.59)    .43        .68      .72    (.12)
                                                   -----         ------   -----     ------   ------   -----
      Total from investment
         operations                                  .09           (.42)    .60        .86      .92     .13
                                                   -----         ------   -----     ------   ------   -----
Distributions to
   shareholders from:
   Net investment income                            (.14)          (.44)   (.37)      (.34)    (.25)   (.40)
   Paid-in capital                                    --             --      --         --     (.11)   (.03)
                                                   -----         ------   -----     ------   ------   -----
      Total distributions                           (.14)          (.44)   (.37)      (.34)    (.36)   (.43)
                                                   -----         ------   -----     ------   ------   -----
NET ASSET VALUE, END OF PERIOD                     $6.75         $ 6.80   $7.66     $ 7.43   $ 6.91   $6.35
                                                   =====         ======   =====     ======   ======   =====
Total Return(c)                                     1.36%(d)      (5.61)%  8.40%     12.79%   14.90%   1.87%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense
      reductions and expenses
      assumed                                        .64%(d)       1.30%   1.40%      1.35%    1.44%   1.25%
   Expenses, excluding expense
      reductions and expenses
      assumed                                        .73%(d)       1.38%   1.40%      1.35%    1.44%   1.29%
   Net investment income                            1.38%(d)       2.36%   2.33%      2.43%    3.09%   3.85%

                                               SIX MONTHS
                                                  ENDED                      YEAR ENDED 12/31
                                                6/30/2006    -----------------------------------------------
SUPPLEMENTAL DATA:                             (UNAUDITED)     2005      2004      2003      2002      2001
============================================================================================================
Net assets, end of period (000)               $49,508        $52,275   $55,821   $56,386   $55,419   $52,449
Portfolio turnover rate                        146.30%(d)     194.12%   260.11%   239.18%   216.16%   393.95%
============================================================================================================


30                     SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND

                                 SIX MONTHS
                                    ENDED                   YEAR ENDED 12/31
                                  6/30/2006    ------------------------------------------
                                 (UNAUDITED)    2005     2004      2003     2002     2001
PER SHARE OPERATING
   PERFORMANCE (CLASS B
   SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD           $6.80         $ 7.67   $7.45     $ 6.92   $ 6.37   $6.67
                                 =====         ======   =====     ======   ======   =====
Investment operations:
   Net investment income(b)        .07            .12     .12(e)     .13      .16     .21(e)
   Net realized and
      unrealized gain (loss)       .01           (.60)    .43        .70      .71    (.12)
                                 -----         ------   -----     ------   ------   -----
      Total from investment
         operations                .08           (.48)    .55        .83      .87     .09
                                 -----         ------   -----     ------   ------   -----
Distributions to
   shareholders from:
   Net investment income          (.12)          (.39)   (.33)      (.30)    (.22)   (.36)
   Paid-in capital                  --             --      --         --     (.10)   (.03)
                                 -----         ------   -----     ------   ------   -----
      Total distributions         (.12)          (.39)   (.33)      (.30)    (.32)   (.39)
                                 -----         ------   -----     ------   ------   -----
NET ASSET VALUE, END OF PERIOD   $6.76         $ 6.80   $7.67     $ 7.45   $ 6.92   $6.37
                                 =====         ======   =====     ======   ======   =====
Total Return(c)                   1.16%(d)      (6.34)%  7.58%     12.22%   14.04%   1.28%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense
      reductions and expenses
      assumed                      .97%(d)       1.95%   2.04%      1.99%    2.06%   1.88%
   Expenses, excluding expense
      reductions and expenses
      assumed                     1.05%(d)       2.03%   2.04%      1.99%    2.06%   1.92%
   Net investment income          1.06%(d)       1.71%   1.69%      1.79%    2.42%   3.20%

                                   SIX MONTHS
                                      ENDED                      YEAR ENDED 12/31
                                    6/30/2006    -----------------------------------------------
SUPPLEMENTAL DATA:                 (UNAUDITED)     2005      2004      2003      2002      2001
================================================================================================
Net assets, end of period (000)   $4,543         $ 4,636   $ 5,291   $ 3,719   $ 2,842   $ 1,519
Portfolio turnover rate           146.30%(d)      194.12%   260.11%   239.18%   216.16%   393.95%
================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     31

GLOBAL INCOME FUND

                                  SIX MONTHS
                                     ENDED                   YEAR ENDED 12/31
                                   6/30/2006    -----------------------------------------
                                  (UNAUDITED)    2005     2004       2003    2002    2001
PER SHARE OPERATING PERFORMANCE
   (CLASS C SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD            $6.81         $ 7.67   $ 7.45     $6.92   $ 6.37   $6.66
                                  =====         ======   ======     =====   ======   =====
Investment operations:
   Net investment income(b)         .07            .12      .12(e)    .13      .17     .21(e)
   Net realized and
      unrealized gain (loss)        .01           (.59)     .43       .70      .71    (.11)
                                  -----         ------   ------     -----   ------   -----
      Total from investment
         operations                 .08           (.47)     .55       .83      .88     .10
                                  -----         ------   ------     -----   ------   -----
Distributions to
   shareholders from:
   Net investment income           (.12)          (.39)    (.33)     (.30)    (.23)   (.36)
   Paid-in capital                   --             --       --        --     (.10)   (.03)
                                  -----         ------   ------     -----   ------   -----
      Total distributions          (.12)          (.39)    (.33)     (.30)    (.33)   (.39)
                                  -----         ------   ------     -----   ------   -----
NET ASSET VALUE, END OF PERIOD    $6.77         $ 6.81   $ 7.67     $7.45   $ 6.92   $6.37
                                  =====         ======   ======     =====   ======   =====
Total Return(c)                    1.16%(d)      (6.20)%   7.59%    12.29%   14.19%   1.34%
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense
      reductions and expenses
      assumed                       .97%(d)       1.95%    2.04%     1.99%    1.94%   1.84%
   Expenses, excluding expense
      reductions and expenses
      assumed                      1.05%(d)       2.02%    2.04%     1.99%    1.94%   1.88%
   Net investment income           1.06%(d)       1.70%    1.69%     1.79%    2.56%   3.23%

                                   SIX MONTHS
                                      ENDED                      YEAR ENDED 12/31
                                    6/30/2006    -----------------------------------------------
SUPPLEMENTAL DATA:                 (UNAUDITED)     2005      2004      2003      2002      2001
================================================================================================
Net assets, end of period (000)   $6,676         $ 7,004   $ 6,235   $ 5,212   $ 2,989   $ 2,152
Portfolio turnover rate           146.30%(d)      194.12%   260.11%   239.18%   216.16%   393.95%
================================================================================================


32                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND

                                        SIX MONTHS
                                           ENDED                    YEAR ENDED 12/31
                                         6/30/2006    ---------------------------------------------
                                        (UNAUDITED)    2005      2004       2003     2002     2001
PER SHARE OPERATING PERFORMANCE
   (CLASS P SHARES)
NET ASSET VALUE,
   BEGINNING OF PERIOD                     $ 6.77     $ 7.59    $ 7.39     $ 6.87   $ 6.32   $6.62
                                           ======     ======    ======     ======   ======   =====
Investment operations:
   Net investment income(b)                   .09        .16       .16(e)     .17      .20     .24(e)
   Net realized and
      unrealized gain (loss)                   --       (.58)      .36        .69      .71    (.11)
                                           ------     ------    ------     ------   ------   -----
      Total from investment
         operations                           .09       (.42)      .52        .86      .91     .13
                                           ------     ------    ------     ------   ------   -----
Distributions to
   shareholders from:
   Net investment income                     (.14)      (.40)     (.32)      (.34)    (.25)   (.40)
   Paid-in capital                             --         --        --         --     (.11)   (.03)
                                           ------     ------    ------     ------   ------   -----
      Total distributions                    (.14)      (.40)     (.32)      (.34)    (.36)   (.43)
                                           ------     ------    ------     ------   ------   -----
NET ASSET VALUE, END OF PERIOD             $ 6.72     $ 6.77    $ 7.59     $ 7.39   $ 6.87   $6.32
                                           ======     ======    ======     ======   ======   =====
Total Return(c)                              1.33%(d)  (5.60)%    7.34%     12.78%   14.82%   1.84%(d)
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense
      reductions and expenses assumed         .63%(d)   1.38%     1.49%      1.44%    1.51%   1.33%(d)
   Expenses, excluding expense
      reductions and expenses assumed         .72%(d)   1.39%     1.49%      1.44%    1.51%   1.37%(d)
   Net investment income                     1.28%(d)   2.20%     2.24%      2.34%    2.96%   3.69%(d)

                                  SIX MONTHS
                                     ENDED                       YEAR ENDED 12/31
                                   6/30/2006      -----------------------------------------------
SUPPLEMENTAL DATA:                (UNAUDITED)      2005      2004      2003       2002      2001
=================================================================================================
Net assets, end of period (000)     $     2       $     2   $     2   $ 1,904   $ 1,082   $   526
Portfolio turnover rate              146.30%(d)    194.12%   260.11%   239.18%   216.16%   393.95%
=================================================================================================


                       SEE NOTES TO FINANCIAL STATEMENTS.                     33

FINANCIAL HIGHLIGHTS (CONCLUDED)
GLOBAL INCOME FUND

                                                 SIX MONTHS
                                                   ENDED                   10/19/2004(a)
                                                 6/30/2006    YEAR ENDED        TO
                                                (UNAUDITED)   12/31/2005    12/31/2004
PER SHARE OPERATING PERFORMANCE
   (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD               $6.80         $7.66         $7.38
                                                   =====         =====         =====
Investment operations:
   Net investment income(b)                          .11           .20           .04(e)
   Net realized and unrealized gain (loss)            --          (.60)          .37
                                                   -----         -----         -----
      Total from investment operations               .11          (.40)          .41
                                                   -----         -----         -----
Distributions to shareholders from:
   Net investment income                            (.15)         (.46)         (.13)
                                                   -----         -----         -----
NET ASSET VALUE, END OF PERIOD                     $6.76         $6.80         $7.66
                                                   =====         =====         =====
Total Return(c)                                     1.69%(d)     (5.28)%        5.79%(d)
RATIOS TO AVERAGE NET ASSETS:
   Expenses, including expense reductions and
      expenses assumed                               .47%(d)       .95%          .21%(d)
   Expenses, excluding expense reductions and
      expenses assumed                               .55%(d)      1.03%          .21%(d)
   Net investment income                            1.56%(d)      2.71%          .57%(d)

                                                SIX MONTHS
                                                  ENDED                    10/19/2004(a)
                                                6/30/2006     YEAR ENDED        TO
SUPPLEMENTAL DATA:                             (UNAUDITED)    12/31/2005    12/31/2004
========================================================================================
Net assets, end of period (000)                  $   834       $   564       $   577
Portfolio turnover rate                           146.30%(d)    194.12%       260.11%
========================================================================================

(a)  Commencement of offering of class shares.

(b)  Calculated using average shares outstanding during the period.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(d)  Not annualized.

(e)  Interest expense is less than $.01.


34                     SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Global Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios ("Funds") and their respective classes: Equity Series ("Global Equity Fund"), Classes A, B, C, P, and Y shares; and Income Series ("Global Income Fund"), Classes A, B, C, P, and Y shares. As of the date of this report, no P shares have been issued for Global Equity Fund. Global Equity Fund is diversified as defined under the Act. Global Income Fund is non-diversified.

Global Equity Fund's investment objective is long-term growth of capital and income consistent with reasonable risk. The production of current income is a secondary consideration. Global Income Fund's investment objective is high current income consistent with reasonable risk. Capital appreciation is a secondary consideration. Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value ("NAV") for Class A shares. There is no front-end sales charge in the case of the Classes B, C, P, and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months (12 months if shares were purchased on or after November 1, 2004) following certain purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of an original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of

     Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual fund are allocated to the Funds within the Company on a pro rata basis. Expenses, excluding class specific expenses, are generally allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Classes A, B, C, and P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included in Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions on each Fund's Statements of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net Change in Unrealized Appreciation (Depreciation) on Investments and Translation of Assets and Liabilities Denominated in Foreign Currencies on each Fund's Statements of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions on the Statement of Operations.

(h) FUTURES CONTRACTS-Global Income Fund may enter into futures contracts. Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain (loss). When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for Federal income tax purposes at fiscal year-end. As of June 30, 2006, there were no open futures contracts.

(i) WHEN-ISSUED OR FORWARD TRANSACTIONS-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or to-be-announced ("TBA") transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprises securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at a Fund's custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j) TBA SALE COMMITMENTS-Global Income Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under "Investment Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(k) MORTGAGE DOLLAR ROLLS-Global Income Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date. Such transactions are treated as financing transactions for financial reporting purposes. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold. However, the Fund may benefit from the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund will hold and maintain, in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

(l) REPURCHASE AGREEMENTS-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest).

     If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(m) STRUCTURED SECURITIES-Each Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of specific underlying securities, currencies, interest rates, commodities, indices, credit default swaps, or other indicators (the "Reference"), or to relative changes in two or more References. The interest rate or principal amount payable upon maturity or redemption may be increased (decreased) depending upon changes in the applicable Reference or certain specified events. Structured securities may be positively or negatively indexed with the result that the appreciation of the Reference may produce an increase (decrease) in the interest rate or the value of the security at maturity. As of June 30, 2006, there were no structured securities held in the Funds.

(n) SHORT SALES--Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's investment portfolios. The management fee is based on average daily net assets at the following annual rates:

Global Equity Fund

..75% of the first $1 billion of average daily net assets;
..70% of the next $1 billion;
..65% over $2 billion.

Global Income Fund

..50% of the first $1 billion of average daily net assets;
..45% over $1 billion.

For the fiscal year ending December 31, 2006, Lord Abbett has contractually agreed to reimburse each Fund to the extent necessary so that each class' total operating expenses do not exceed the following annual rates:

GLOBAL EQUITY FUND

CLASS                                              % OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
A                                                              1.60%
B                                                              2.25%
C                                                              2.25%
Y                                                              1.25%

GLOBAL INCOME FUND

CLASS                                              % OF AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
A                                                              1.30%
B                                                              1.95%
C                                                              1.95%
P                                                              1.40%
Y                                                               .95%

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund's average daily net assets.

12b-1 DISTRIBUTION PLANS

Each Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEES                                   CLASS A    CLASS B   CLASS C   CLASS P(2)
--------------------------------------------------------------------------------
Service                                  .25%       .25%      .25%       .20%
Distribution                             .10%(1)    .75%      .75%       .25%

(1) The amount of CDSC collected by each Fund for the six months ended June 30, 2006 was as follows:

                                                                          CDSC
                                                                       COLLECTED
--------------------------------------------------------------------------------
Global Equity Fund                                                        $355
Global Income Fund                                                        $666

(2)  Global Income Fund only.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended June 30, 2006:

                                                       DISTRIBUTOR     DEALERS'
                                                       COMMISSIONS   CONCESSIONS
--------------------------------------------------------------------------------
Global Equity Fund                                       $30,532      $160,124
Global Income Fund                                         8,586        42,755

Distributor received the following amount of CDSCs for the six months ended June 30, 2006:

                                                               CLASS A   CLASS C
--------------------------------------------------------------------------------
Global Equity Fund                                               $ 74      $ 19
Global Income Fund                                                296       255

One Director and certain of the Company officers have an interest in Lord
Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid semiannually for Global Equity Fund, and declared daily and paid monthly for Global Income Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2006 and the fiscal year ended December 31, 2005 are as follows:

                                GLOBAL EQUITY FUND             GLOBAL INCOME FUND
--------------------------------------------------------------------------------------
                              SIX MONTHS                     SIX MONTHS
                           ENDED 6/30/2006   YEAR-ENDED   ENDED 6/30/2006   YEAR-ENDED
                             (UNAUDITED)     12/31/2005     (UNAUDITED)     12/31/2005
--------------------------------------------------------------------------------------
Distributions paid from:
Ordinary income                  $--         $1,804,916      $1,276,668     $3,998,731
Net capital gains                 --          1,418,258              --             --
--------------------------------------------------------------------------------------
   Total distributions paid      $--         $3,223,174      $1,276,668     $3,998,731
======================================================================================

As of the fiscal year ended December 31, 2005, the capital loss carryforwards, along with the related expiration dates, were as follows:

                                  2007         2008         2010         TOTAL
--------------------------------------------------------------------------------
Global Income Fund             $1,473,226   $2,677,712   $3,056,190   $7,207,128

As of June 30, 2006, the Funds' aggregate unrealized security gains (losses) based on cost for U.S. Federal income tax purposes are as follows:

                                         GLOBAL EQUITY FUND   GLOBAL INCOME FUND
--------------------------------------------------------------------------------
Tax cost                                     $87,685,204          $71,110,192
--------------------------------------------------------------------------------
Gross unrealized gain                          8,160,462              960,157
Gross unrealized loss                         (2,189,711)          (1,162,068)
--------------------------------------------------------------------------------
   Net unrealized security gain (loss)       $ 5,970,751          $  (201,911)
================================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales, the tax treatment of amortization and other temporary tax adjustments.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2006 are as follows:

                                 U.S.       NON-U.S.       U.S.        NON-U.S.
                             GOVERNMENT    GOVERNMENT   GOVERNMENT    GOVERNMENT
                             PURCHASES*    PURCHASES      SALES*        SALES
--------------------------------------------------------------------------------
Global Equity Fund           $       --   $48,327,452   $       --   $46,009,888
Global Income Fund           74,959,941    24,570,909   71,652,717    31,995,985

*    Includes U.S. Government sponsored enterprises securities.

6.   DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' Fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' Fees on the Statements of Operations and in Directors' Fees Payable on the Statements of Assets and Liabilities and are not deductible for U.S. Federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund's expenses.

8.   LINE OF CREDIT

Global Equity Fund, along with certain other funds managed by Lord Abbett, has available a $250,000,000 unsecured revolving credit facility ("Facility") from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of ..08%. As of June 30, 2006, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended June 30, 2006.

9.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank & Trust Company ("SSB") is the Company's custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions, relating to portfolio transactions and calculating each Fund's NAV.

10.  INVESTMENT RISKS

Global Equity Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which Global Equity Fund invests. Although certain companies in which Global Equity Fund may invest may exhibit earnings and revenue growth above the market trend, the stocks of these companies may be more volatile and may drop in value if earnings and revenue growth do not meet expectations.

Global Income Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. The mortgage-related securities in which Global Income Fund may invest, including those of such Government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, may be particularly sensitive to changes in prevailing interest rates due to prepayment risk. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to Global Income Fund, a risk that is greater with high yield bonds (sometimes called "junk bonds") in which Global Income Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after Global Income Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Both Funds are subject to the risks of investing in securities that are issued by non-U.S. entities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuation, less government regulation, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. With respect to foreign currency transactions in which the Funds may engage, there is no guarantee that these transactions will be successful. They may lower a fund's return or result in significant losses.

These factors can affect each Fund's performance.

11.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

GLOBAL EQUITY FUND

---------------------------------------------------------------------------------
                                   SIX MONTHS ENDED
                                     JUNE 30, 2006              YEAR ENDED
                                      (UNAUDITED)            DECEMBER 31, 2005
---------------------------------------------------------------------------------
                                 SHARES      AMOUNT        SHARES       AMOUNT
---------------------------------------------------------------------------------
CLASS A SHARES
---------------------------------------------------------------------------------
Shares sold                      654,142   $ 8,436,473   1,126,968   $ 13,352,546
Reinvestment of distributions         --            --     203,807      2,486,402
Shares reacquired               (420,122)   (5,434,160)   (887,399)   (10,473,236)
---------------------------------------------------------------------------------
Increase                         234,020   $ 3,002,313     443,376   $  5,365,712
---------------------------------------------------------------------------------
CLASS B SHARES
---------------------------------------------------------------------------------
Shares sold                      137,184   $ 1,685,221     225,272   $  2,541,231
Reinvestment of distributions         --            --      26,439        306,950
Shares reacquired               (102,165)   (1,253,645)   (169,332)    (1,904,868)
---------------------------------------------------------------------------------
Increase                          35,019   $   431,576      82,379   $    943,313
---------------------------------------------------------------------------------
CLASS C SHARES
---------------------------------------------------------------------------------
Shares sold                      185,255   $ 2,278,740     310,034   $  3,494,424
Reinvestment of distributions         --            --      26,384        306,842
Shares reacquired               (107,469)   (1,306,965)   (201,960)    (2,284,033)
---------------------------------------------------------------------------------
Increase                          77,786   $   971,775     134,458   $  1,517,233
---------------------------------------------------------------------------------
CLASS Y SHARES
---------------------------------------------------------------------------------
Shares sold                        2,438   $    31,607       5,109   $     61,637
Reinvestment of distributions         --            --       1,474         17,999
Shares reacquired                 (4,892)      (62,835)     (6,620)       (77,228)
---------------------------------------------------------------------------------
Increase (decrease)               (2,454)     $(31,228)        (37)  $      2,408
---------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

GLOBAL INCOME FUND

--------------------------------------------------------------------------------------
                                   SIX MONTHS ENDED
                                    JUNE 30, 2006                   YEAR ENDED
                                      (UNAUDITED)               DECEMBER 31, 2005
--------------------------------------------------------------------------------------
                                  SHARES         AMOUNT        SHARES        AMOUNT
--------------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------------
Shares sold                        585,742    $ 3,972,647    1,798,824    $ 13,067,535
Reinvestment of distributions      130,402        888,200      387,751       2,752,131
Shares reacquired               (1,077,127)    (7,319,792)  (1,784,881)    (12,878,565)
--------------------------------------------------------------------------------------
Increase (decrease)               (360,983)   $(2,458,945)     401,694    $  2,941,101
--------------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------------
Shares sold                         99,434    $   679,374      357,061    $  2,629,268
Reinvestment of distributions        9,092         62,006       30,118         213,332
Shares reacquired                 (118,216)      (803,027)    (395,519)     (2,877,917)
--------------------------------------------------------------------------------------
Decrease                            (9,690)   $   (61,647)      (8,340)   $    (35,317)
--------------------------------------------------------------------------------------
CLASS C SHARES
--------------------------------------------------------------------------------------
Shares sold                        214,593    $ 1,468,495      668,771    $  4,931,340
Reinvestment of distributions       14,052         95,885       43,129         305,446
Shares reacquired                 (272,050)    (1,844,423)    (495,781)     (3,591,039)
--------------------------------------------------------------------------------------
Increase (decrease)                (43,405)   $  (280,043)     216,119    $  1,645,747
--------------------------------------------------------------------------------------
CLASS P SHARES
--------------------------------------------------------------------------------------
Shares sold                             19    $       126           29    $        212
Reinvestment of distributions           --(a)           1           --(a)            3
Shares reacquired                       (4)           (25)         (35)           (247)
--------------------------------------------------------------------------------------
Increase (decrease)                     15    $       102           (6)   $        (32)
--------------------------------------------------------------------------------------
CLASS Y SHARES
--------------------------------------------------------------------------------------
Shares sold                         38,687    $   264,254        4,118    $     28,480
Reinvestment of distributions        1,926         13,120        5,036          35,790
Shares reacquired                      (76)          (515)      (1,571)        (10,950)
--------------------------------------------------------------------------------------
Increase                            40,537    $   276,859        7,583    $     53,320
--------------------------------------------------------------------------------------

(a)  Amount represents less than 1 share.

12.  RECENT ACCOUNTING PRONOUNCEMENT

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Funds will adopt FIN 48 during 2007 and the impact to the Funds' financial statements, if any, is currently being assessed.

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Funds' Prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES, PROCEDURES AND RECORD

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Funds' portfolio securities, and information on how Lord Abbett voted each Fund's proxies during the twelve month period ended June 30, 2006, are available without charge, upon request, (i) by calling 888-522-2388;
(ii) on Lord Abbett's website at www.LordAbbett.com; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT LOGO]

 This report when not used for the
general information of shareholders
 of the Fund, is to be distributed
 only if preceded or accompanied by
     a current Fund Prospectus.         Lord Abbett Global
                                           Fund, Inc.
Lord Abbett Mutual Fund shares are        Equity Series
          distributed by                  Income Series              LAGF-3-0606
    LORD ABBETT DISTRIBUTOR LLC                                         (08/06)

ITEM 2:   CODE OF ETHICS.

          Not applicable.

ITEM 3:   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

ITEM 4:   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5:   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6:   SCHEDULE OF INVESTMENTS.

          Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8:   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 10:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          At the June 22, 2006 meetings of the Nominating and Governance Committees (the "Committee") of the Boards of each of the Lord Abbett Funds, the Committee adopted policies and procedures for the nomination of independent directors/trustees ("Procedures"). The Procedures provide criteria for the nomination of independent directors/trustees, as well as a process for identifying and evaluating candidates. With respect to shareholder recommendations, it is the Committee's policy to consider director/trustee nominations recommended by shareholders using the same criteria the Committee uses in considering potential director/trustee nominations from other sources. The Committee believes that directors/trustees must represent all shareholders and not just a limited set of shareholders. A copy of the Procedures may be found at www.LordAbbett.com.

ITEM 11:  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

     (b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12:  EXHIBITS.

     (a)(1) Amendments to Code of Ethics - Not applicable.

     (a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

     (a)(3) Not applicable.

     (b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      LORD ABBETT GLOBAL FUND, INC.


                                      /s/ Robert S. Dow
                                      ------------------------------------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      ------------------------------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President

Date: August 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                      LORD ABBETT GLOBAL FUND, INC.


                                      /s/ Robert S. Dow
                                      ------------------------------------------
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/ Joan A. Binstock
                                      ------------------------------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President

Date: August 22, 2006